Concentration of Credit Risk and Trade Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0		$ 0		$ 0
Entity-Wide Revenue, Major Customer, Percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	26.00%	23.00%	28.00%	29.00%
Customer B [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	13.00%	17.00%	13.00%	0.00%
Cusotmer C [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	12.00%	11.00%	12.00%	12.00%
Cusotmer D [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	0.00%	12.00%	0.00%	16.00%
Customer Other [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	49.00%	37.00%	47.00%	43.00%